Board of Directors and Executive Management Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Board of Directors and Management Compensation
Schedule of components of compensation to board of directors and management

			2024			2023			2022
	Board of	Executive		Board of	Executive		Board of	Executive
EUR’000	directors	management	Total	directors	management	Total	directors	management	Total
Wages, salaries and board fees	334	1,050	1,384	183	850	1,033	180	683	863
Share based payment	—	957	957	—	588	588	—	173	173
Other short-term benefits	—	41	41	—	55	55	—	36	36
Cash bonus	—	1,197	1,197	—	1,155	1,155	—	482	482
Total management compensation	334	3,245	3,579	183	2,648	2,831	180	1,374	1,554